MARKETABLE SECURITIES (Schedule of Marketable Securities With Contractual Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	$ 34,114	$ 15,780
Gross unrealized losses, less than one year		(38)
Gross unrealized gains, less than one year	240
Market Value, less than one year	34,354	15,742
Adjusted cost, over one year through three years	108,620	63,147
Gross unrealized losses, over one year through three years	(19)	(696)
Gross unrealized gains, over one through three years	1,188	11
Market Value, over one year through three years	109,789	62,462
Adjusted cost, greater than three years	2,829	22,924
Gross unrealized losses, greater than three years		(717)
Gross unrealized gains, greater than three years	78
Market value, greater than three years	2,907	22,207
Foreign banks and government debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	18,193	6,759
Gross unrealized losses, less than one year		(11)
Gross unrealized gains, less than one year	96
Market Value, less than one year	18,289	6,748
Adjusted cost, over one year through three years	56,201	43,266
Gross unrealized losses, over one year through three years		(358)
Gross unrealized gains, over one through three years	721	6
Market Value, over one year through three years	56,922	42,914
Adjusted cost, greater than three years	1,062	11,926
Gross unrealized losses, greater than three years		(357)
Gross unrealized gains, greater than three years	19
Market value, greater than three years	1,081	11,569
Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	15,921	9,021
Gross unrealized losses, less than one year		(27)
Gross unrealized gains, less than one year	144
Market Value, less than one year	16,065	8,994
Adjusted cost, over one year through three years	52,419	19,881
Gross unrealized losses, over one year through three years	(19)	(338)
Gross unrealized gains, over one through three years	467	5
Market Value, over one year through three years	52,867	19,548
Adjusted cost, greater than three years	1,767	10,998
Gross unrealized losses, greater than three years		(360)
Gross unrealized gains, greater than three years	59
Market value, greater than three years	$ 1,826	$ 10,638